EMPLOYEE BENEFITS - Summary of Company's non-vested stock award activity (Details 1) (Recognition and Retention Plan and Trust Agreement (RRP), USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Forfeited	3,900
Vested	141,975	106,198
Nonvested Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested stock awards at beginning of year	72,684	108,460
Issued	47,266
Forfeited	(3,900)
Vested	(35,776)	(35,776)
Nonvested stock awards at the end of the period	80,274	72,684
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested stock awards at beginning of year	11.10	11.10
Issued	7.38
Forfeited	8.96
Vested	11.12	11.12
Nonvested stock awards at the end of the period	9.00	11.10